Commitments and Contingencies (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Property Plant And Equipment [Line Items]
Other long-term assets	$ 6,621			$ 5,632
Deposits for vessels acquisitions	$ 126	$ 14
Panamax Vessels
Property Plant And Equipment [Line Items]
Other long-term assets			$ 2,770	$ 2,770
Deposits for vessels acquisitions			$ 5,540
Vessel capacity in DWT			82,011